Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues	$ 276,855	$ 257,437	$ 249,477
Net sales, continuing and discontinued operations	277,358	259,672	258,922
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	61,784	57,367	52,731
United States [member]
Disclosure of geographical areas [line items]
Revenues	72,345	65,536	66,554
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	20,431	20,179	21,153
France [member]
Disclosure of geographical areas [line items]
Revenues	18,308	16,162	14,535
Germany [member]
Disclosure of geographical areas [line items]
Revenues	9,386	8,717	8,187
Spain [member]
Disclosure of geographical areas [line items]
Revenues	6,729	5,880	5,722
Poland [member]
Disclosure of geographical areas [line items]
Revenues	6,909	5,478	4,711
Czech Republic [member]
Disclosure of geographical areas [line items]
Revenues	3,765	3,417	2,997
Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	5,496	5,158	4,397
Colombia [member]
Disclosure of geographical areas [line items]
Revenues	10,088	10,685	12,414
Panama [member]
Disclosure of geographical areas [line items]
Revenues	4,264	5,014	4,782
Costa Rica [member]
Disclosure of geographical areas [line items]
Revenues	2,400	2,426	2,467
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	4,794	4,283
Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	3,908	3,574	3,698
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	7,388	7,270	6,902
Philippines [member]
Disclosure of geographical areas [line items]
Revenues	8,612	8,296	9,655
Egypt [member]
Disclosure of geographical areas [line items]
Revenues	4,586	3,862	6,945
Israel [member]
Disclosure of geographical areas [line items]
Revenues	12,128	11,377	9,650
Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	2,263	2,139	2,196
Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	11,271	10,617	9,781
Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	503	2,235	9,445
Operating segments [member] | Cement segment [member]
Disclosure of geographical areas [line items]
Revenues	141,459	133,644	130,215
Net sales, continuing and discontinued operations	141,962	134,330	131,104
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	44,295	42,195	37,647
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	30,518	27,804	28,585
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	4,837	4,879	5,267
Operating segments [member] | Cement segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	0	0	0
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	3,608	3,595	3,416
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	6,010	5,499	5,478
Operating segments [member] | Cement segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues	3,864	3,230	2,811
Operating segments [member] | Cement segment [member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Revenues	1,555	1,287	1,118
Operating segments [member] | Cement segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	5,263	4,949	4,168
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	6,792	7,043	8,814
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	3,285	3,876	3,794
Operating segments [member] | Cement segment [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Revenues	2,126	2,095	2,144
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	4,712	4,097
Operating segments [member] | Cement segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	3,441	3,193	3,255
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	7,668	7,534	7,276
Operating segments [member] | Cement segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	8,549	8,093	9,405
Operating segments [member] | Cement segment [member] | Egypt [member]
Disclosure of geographical areas [line items]
Revenues	3,993	3,347	6,076
Operating segments [member] | Cement segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	0	0	0
Operating segments [member] | Cement segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	943	928	961
Operating segments [member] | Cement segment [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	0	0	0
Operating segments [member] | Cement segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	503	686	889
Operating segments [member] | Concrete segment [member]
Disclosure of geographical areas [line items]
Revenues	111,510	100,853	97,709
Net sales, continuing and discontinued operations	111,510	101,378	99,075
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	17,277	14,672	13,664
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	40,249	35,400	35,843
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	7,441	7,459	7,830
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	15,092	13,367	11,883
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	4,841	4,668	4,539
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	1,365	944	823
Operating segments [member] | Concrete segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues	3,066	2,532	2,237
Operating segments [member] | Concrete segment [member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Revenues	2,377	2,148	1,871
Operating segments [member] | Concrete segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	565	567	383
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	3,631	4,024	4,522
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	1,368	1,725	1,577
Operating segments [member] | Concrete segment [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Revenues	427	386	390
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	199	29
Operating segments [member] | Concrete segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	526	564	620
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	782	744	906
Operating segments [member] | Concrete segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	4	67	143
Operating segments [member] | Concrete segment [member] | Egypt [member]
Disclosure of geographical areas [line items]
Revenues	511	479	943
Operating segments [member] | Concrete segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	10,026	9,400	8,016
Operating segments [member] | Concrete segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	1,763	1,678	1,519
Operating segments [member] | Concrete segment [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	0	0	0
Operating segments [member] | Concrete segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	0	525	1,366
Operating segments [member] | Aggregates segment [member]
Disclosure of geographical areas [line items]
Revenues	45,826	41,267	40,341
Net sales, continuing and discontinued operations	45,826	41,607	41,126
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	4,051	3,416	3,156
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	16,393	14,436	14,565
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	8,139	7,758	8,195
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	7,321	6,373	5,640
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	2,353	2,134	2,112
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	377	259	196
Operating segments [member] | Aggregates segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues	960	701	579
Operating segments [member] | Aggregates segment [member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Revenues	835	880	796
Operating segments [member] | Aggregates segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	221	175	115
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	1,065	1,224	1,364
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	445	452	413
Operating segments [member] | Aggregates segment [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Revenues	120	122	179
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	91	19
Operating segments [member] | Aggregates segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	171	191	210
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	150	77	112
Operating segments [member] | Aggregates segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	59	159	164
Operating segments [member] | Aggregates segment [member] | Egypt [member]
Disclosure of geographical areas [line items]
Revenues	14	16	26
Operating segments [member] | Aggregates segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	3,061	2,875	2,519
Operating segments [member] | Aggregates segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	0	0	0
Operating segments [member] | Aggregates segment [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	0	0	0
Operating segments [member] | Aggregates segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	0	340	785
Operating segments [member] | All other segments [member]
Disclosure of geographical areas [line items]
Revenues	63,851	57,077	53,177
Net sales, continuing and discontinued operations	63,851	57,764	59,842
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	12,358	11,211	11,773
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	7,581	6,235	7,107
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	8,102	8,067	7,889
Operating segments [member] | All other segments [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	176	205	278
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	2,732	2,335	2,262
Operating segments [member] | All other segments [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	609	676	472
Operating segments [member] | All other segments [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues	299	226	219
Operating segments [member] | All other segments [member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Revenues	362	334	336
Operating segments [member] | All other segments [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	24	128	2
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	1,769	1,960	1,761
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	355	180	139
Operating segments [member] | All other segments [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Revenues	114	120	126
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	1,716	215
Operating segments [member] | All other segments [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	470	117	124
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	122	190	174
Operating segments [member] | All other segments [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	43	52	70
Operating segments [member] | All other segments [member] | Egypt [member]
Disclosure of geographical areas [line items]
Revenues	225	173	217
Operating segments [member] | All other segments [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	2,127	2,146	1,372
Operating segments [member] | All other segments [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	0	2	7
Operating segments [member] | All other segments [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	24,667	22,505	18,849
Operating segments [member] | All other segments [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	0	687	6,665
Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
Revenues	(85,791)	(75,404)	(71,965)
Net sales, continuing and discontinued operations	(85,791)	(75,407)	(72,225)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	(16,197)	(14,127)	(13,509)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	(22,396)	(18,339)	(19,546)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	(8,088)	(7,984)	(8,028)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	(4,281)	(3,783)	(3,266)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	(4,148)	(4,015)	(4,142)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	(1,632)	(1,498)	(1,247)
Elimination of intersegment amounts [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues	(1,280)	(1,211)	(1,135)
Elimination of intersegment amounts [member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Revenues	(1,364)	(1,232)	(1,124)
Elimination of intersegment amounts [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Revenues	(577)	(661)	(271)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	(3,169)	(3,566)	(4,047)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	(1,189)	(1,219)	(1,141)
Elimination of intersegment amounts [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Revenues	(387)	(297)	(372)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	(1,924)	(77)
Elimination of intersegment amounts [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	(700)	(491)	(511)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	(1,334)	(1,960)	(2,032)
Elimination of intersegment amounts [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	(43)	(75)	(127)
Elimination of intersegment amounts [member] | Egypt [member]
Disclosure of geographical areas [line items]
Revenues	(157)	(153)	(317)
Elimination of intersegment amounts [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	(3,086)	(3,045)	(2,258)
Elimination of intersegment amounts [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Revenues	(443)	(468)	(290)
Elimination of intersegment amounts [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	(13,396)	(11,203)	(8,602)
Elimination of intersegment amounts [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	$ 0	$ (3)	$ (260)